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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
              500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            April 1, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

          Re: Massachusetts Investors Growth Stock Fund (the "Fund") (File No. 2-14677)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 63 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on March 27, 1997.

         Please  call the  undersigned  or Mary F.  Muller at (617)  954-5192 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn